Share-based plans - Stock options activity (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€) Options	Dec. 31, 2016 EUR (€) Options	Dec. 31, 2015 EUR (€)
Options
Options outstanding balance at the beginning of the year | Options	6,067,000
Exercised | Options	889,209	907,720
Forfeited | Options	351,000
Options outstanding balance at the end of the year | Options	4,827,134	6,067,000
Options Weighted Average Exercise Price
Weighted average exercise price at the beginning of the year	€ 62.98
Granted			€ 77.25
Exercised	47.50
Forfeited	52.82
Weighted average exercise price at the end of the year	65.67	€ 62.98
Average market price of options exercised during year	€ 83.01